Net Finance (Expense) Income (Tables)	12 Months Ended
Dec. 31, 2024
Net Finance (Expense) Income [Abstract]
Schedule of Net Finance (Expense) Income
	For the year ended December 31
	2024	2023	2022
Net fair value gain of warrant liabilities	2,072	7,877	12,195
Net fair value gain of shares held in escrow	12,646	11,187	61,795
Interest income	204	660	97
Finance income	14,922	19,724	74,087

Banking expenses	$(1,163)	$(1,315)	$(781)
Bank fees	(663)	(2,812)	(8,498)
Other financial expenses	(1,213)	(868)	(1,033)
Interest expense	(42,484)	(40,852)	(25,849)
Finance expense	$(45,523)	$(45,847)	$(36,161)
Net finance (expense) income	$(30,601)	$(26,123)	$37,926